Aug. 14, 2023
ASYMshares™ASYMmetric S&P 500® ETF
ASYMmetric Smart S&P 500® ETF
ASYMmetric Smart S&P 500® ETF (ASPY)
(the “Fund”)

August 14, 2023

Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated April 30, 2023

Effective August 28, 2023, the name of the Fund’s index will change to the “ASYMmetric Smart 500 Index”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the previous name of the index are replaced with the new name of the index.

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.